Summary of Movement in Non-Vested Share Options (Detail) - Employee Stock Option - $ / shares	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Options Outstanding Number of Shares
Beginning Balance	814,870
Granted	135,243
Vested	(152,865)
Forfeited	(9,387)
Ending Balance	787,861
Weighted Average Exercise Price
Beginning balance	$ 54.37
Granted	83.47
Vested	54.19
Forfeited	43.40
Ending balance	59.53
Weighted Average Fair Value
Beginning Balance	16.55
Granted	24.49	$ 20.78
Vested	16.55
Forfeited	13.86
Ending Balance	$ 17.94